[AMERICAN BEACON FUNDS LOGO]


                    AMR CLASS                   ADVISOR CLASS
               Institutional Class              Investor Class
                    Supplement Dated December 11, 2009
        To the Statement of Additional Information Dated March 1, 2009
    As Supplemented on October 15, 2009, June 12, 2009 and March 17, 2009


                            RETIREMENT CLASS
                    Supplement Dated December 11, 2009
        To the Statement of Additional Information Dated May 1, 2009
    As Supplemented on October 15, 2009 and June 5, 2009


                                Y CLASS
                    Supplement Dated December 11, 2009
        To the Statement of Additional Information Dated August 3, 2009
                      As Supplemented on October 15, 2009
-------------------------------------------------------------------------------


Institutional and Investor Classes
----------------------------------

Under the section titled "Investment Advisory Agreements," the following is inserted alphabetically into the table regarding sub-advisor ownership and control.


Sub-Advisor           Controlling Person/Entity     Basis of Control       Nature of Controlling
                                                                           Person/Entity's Business
----------------      -------------------------     ----------------       ------------------------
Standish Mellon       The Bank of New York          Parent Company         Financial Services

Asset Management      Mellon Corporation
company, LLC

Under the section titled "Investment Advisory Agreements," the following is inserted alphabetically into the table regarding fees paid to sub-advisors.


Sub-Advisor      Investment Advisory   Investment Advisory  Investment Advisory

                  Fees for 2006         Fees for 2007        Fees for 2008

                 -------------------   -------------------  -------------------
Standish Mellon
Asset Management       N/A                   N/A                   N/A
Company, LLC

Under the section titled "Investment Advisory Agreements," the following paragraph and table is inserted after the paragraph describing the advisory fees of Winslow Capital Management, Inc.

     Effective December 11, 2009, Standish Mellon Asset Management Company, LLC was added as a sub-advisor to the Treasury Inflation Protected Securities Fund. The Manager has agreed to pay an annualized advisory fee of 0.05% to Standish Mellon Asset Management Company, LLC on all assets under its management.


Under the section titled "Portfolio Managers," the following is inserted alphabetically into the table regarding other accounts managed.


Name of
Investment Advisor and            Number of Other Accounts Managed           Number of Accounts and Assets for Which
Portfolio Manager                 And Assets by Account Type                 Advisory Fee is Performance-Based

----------------------
                            Registered      Other Pooled      Other          Registered         Other Pooled       Other
                            Investment      Investment        accounts       Investment         Investment         accounts
                            Companies       Vehicles                         Companies          Vehicles
                            ----------      ------------      --------       ----------         ------------       --------


Standish Mellon Asset
Management Company, LLC(1)

Robert Bayston              5 ($1.1 bil)     N/A              36 ($14.4 bil)  N/A                N/A                N/A

(1) Number of accounts and assets as of October 31, 2009


The following paragraph is inserted alphabetically into the sub-section titled "Conflicts of Interest" under the section titled "Portfolio Managers."

     Standish Mellon Asset Management Company, LLC ("Standish") Portfolio managers at Standish may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs ("Other Accounts").
Potential conflicts of interest may arise because of Standish's management of the Treasury Inflation Protected Securities Fund and Other Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Standish may be perceived as causing accounts it manages to participate in an offering to increase Standish's overall allocation of securities in that offering, or to increase Standish's ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Standish may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Treasury Inflation Protected Securities Fund, that they are managing on behalf of Standish. Standish periodically reviews each portfolio manager's overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Treasury Inflation Protected Securities Fund. In addition, Standish could be viewed as having a conflict of interest to the extent that Standish or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in the Treasury Inflation Protected Securities Fund.

     Other Accounts may have investment objectives, strategies and risks that differ from those of the Treasury Inflation Protected Securities Fund. For these or other reasons, the portfolio manager may purchase different securities for the Treasury Inflation Protected Securities Fund and the Other Accounts, and the performance of securities purchased for the Treasury Inflation Protected Securities Fund may vary from the performance of securities purchased for Other Accounts. The portfolio manager may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Treasury Inflation Protected Securities Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

     Standish's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. Standish has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Standish monitors a variety of areas, including compliance with Treasury Inflation Protected Securities Fund guidelines, the allocation of initial public offerings, and compliance with Standish's Code of Ethics. Furthermore, senior investment and business personnel at Standish periodically review the performance of the portfolio managers for Standish-managed funds.


The following paragraph is inserted alphabetically into the sub-section titled "Compensation" under the section titled "Portfolio Managers."

     Standish The portfolio managers' cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for Standish's annual incentive plan and long term incentive plan is through a pre-determined fixed percentage of overall company performance. Therefore, all bonus awards are based initially on Standish's performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March, for the prior calendar year. Individual awards for portfolio managers are discretionary, based on product performance relative to both benchmarks and peer comparisons and goals established at the beginning of each calendar year. Goals are to a substantial degree based on investment performance, including performance for one and three year periods. The benchmark against which the Treasury Inflation Protected Securities Fund's performance is measured is the Barclays Capital U.S. Treasury Inflation Protected Securities Index. Also considered in determining individual awards are team participation and general contributions to Standish.

     All portfolio managers are also eligible to participate in the Standish long term incentive plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of Standish (capped at 20% per year). Management has discretion with respect to actual participation.

     Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to The Bank of New York Mellon's elective deferred compensation plan.


The following table is inserted alphabetically into the sub-section titled "Ownership of the Fund" under the section titled "Portfolio Managers."


Name of Investment Advisor and                          TIPS Fund
Portfolio Manager
------------------------------                          ---------

Standish Mellon Asset Management Company, LLC
Robert Bayston(1)                                       None

(1) Ownership as of October 31, 2009





AMR, Advisor, Institutional, Investor, Retirement and Y Classes
---------------------------------------------------------------

In the section titled "Trustees and Officers of the Trust and the Master Trust", Mr. Quinn's position is changed to "Executive Vice President from 2007 to 2008 and 2009 and President 2008-2009".


In the section titled "Trustees and Officers of the Trust and the Master Trust", Mr. Needles' position is changed to "President from 2009".






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